Product revenues, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Sales adjustment, beginning balance	$ 3,293	$ 2,727	$ 3,293	$ 2,727	$ 3,464	$ 2,590	$ 730	$ 0
GTN Sales Adjustment, Provision	3,706	2,081	10,403	2,833
GTN Sales Adjustment, Provision, Prior Period Sales	(253)	0	(358)	0
GTN Sales Adjustment, Credits And Payments	(3,624)	(84)	(9,342)	(106)
Sales adjustment, ending balance	3,293	$ 2,727	3,293	$ 2,727
Accounts receivable, net	1,414		1,414			1,204
Other current liabilities	$ 1,879		$ 1,879			$ 1,386